Warrants - Additional Information (Detail) - $ / shares		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Disclosure Of Warrants Public And Private [Line Items]
Number of days after which warrants are exercisable post consummation of business combination	30 days	30 days
Share price threshold for stock conversion	$ 10.00	$ 10.00
Proceeds to be used for business combination as a percentage of total capital to be raised	60.00%	60.00%
Volume weighted average trading price of shares	$ 9.20	$ 9.20
Trigger Price One [Member]
Disclosure Of Warrants Public And Private [Line Items]
Adjusted exercise price as a percentage of newly issued price	100.00%	100.00%
Common Class A [Member]
Disclosure Of Warrants Public And Private [Line Items]
Shares issued, price per share	$ 9.20	$ 9.20
Public Warrants [Member]
Disclosure Of Warrants Public And Private [Line Items]
Number of Class A ordinary share issuable on exercise of each warrant	0.3611	0.3611
Number of trading days for determining the volume weighted average price of shares	10 days	10 days
Class of warrant or right, outstanding	0	17,250,000
Public Warrants [Member] | Trigger Price One [Member]
Disclosure Of Warrants Public And Private [Line Items]
Adjusted exercise price as a percentage of newly issued price	115.00%	115.00%
Public Warrants [Member] | Trigger Price Two [Member]
Disclosure Of Warrants Public And Private [Line Items]
Adjusted exercise price as a percentage of newly issued price	180.00%	180.00%
Public Warrants [Member] | Common Class A [Member] | Trigger Price One [Member]
Disclosure Of Warrants Public And Private [Line Items]
Share price threshold for stock conversion	$ 18.00	$ 18.00
Class of warrants or rights redemption price per unit of warrant	$ 0.01	$ 0.01
Number of trading days for determining the share price	20 days	20 days
Number of consecutive trading days for determining the share price	30 days	30 days
Public Warrants [Member] | Common Class A [Member] | Trigger Price Two [Member]
Disclosure Of Warrants Public And Private [Line Items]
Share price threshold for stock conversion	$ 10.00	$ 10.00
Class of warrants or rights redemption price per unit of warrant	$ 0.10	0.10
Private Placement Warrants [Member]
Disclosure Of Warrants Public And Private [Line Items]
Warrants, exercise price per share		$ 11.50
Number of Class A ordinary share issuable on exercise of each warrant		1
Class of warrants or rights lock in period	30 days	30 days
Class of warrant or right, outstanding	0	10,533,333
Private Placement Warrants [Member] | Common Class A [Member]
Disclosure Of Warrants Public And Private [Line Items]
Warrants, exercise price per share	$ 11.50
Number of Class A ordinary share issuable on exercise of each warrant	1
Private Placement Warrants [Member] | Common Class A [Member] | Minimum [Member]
Disclosure Of Warrants Public And Private [Line Items]
Share price threshold for stock conversion	$ 10.00	$ 10.00
Private Placement Warrants [Member] | Common Class A [Member] | Maximum [Member]
Disclosure Of Warrants Public And Private [Line Items]
Share price threshold for stock conversion	$ 18.00	$ 18.00